Related Party Transactions (Details) - Schedule of Related Party Balances - Related Party [Member] - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Accounts receivable			$ 399,465
Due to related parties		1,114	598
Cost of revenues		8,663
Beijing Zhongzhe Yuantong Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts receivable	[1]		399,465
Fengqi (Beijing) Zhineng Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due to related parties	[2]	1,114	598
Cost of revenues	[2]	$ 8,663

[1]	Beijing Zhongzhe Yuantong Technology Co., Ltd. (“Beijing Zhongzhe”) and one of the minority shareholders of HiTek are under common control. As of December 31, 2022, accounts receivable from Beijing Zhongzhe Yuantong Technology Co., Ltd. was $399,465. As of June 30, 2023, it was collected by the Company.
[2]	Mr. Yin is the director and a minority shareholder of Fengqi (Beijing) Zhineng Technology Co., Ltd. The Company purchased from Fengqi (Beijing) Zhineng Technology Co., Ltd. hardware of $8,663 and $nil for six months ended June 30, 2023 and 2022, respectively. As of June 30, 2023 and December 31, 2022, the Company has outstanding advances owed to Fengqi (Beijing) Zhineng Technology Co., Ltd., of $1,114 and $598, respectively. The advances are due on demand and non-interest bearing.